STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Assignees [Member]	General Partner [Member]	Total	Series Seven [Member] Assignees [Member]	Series Seven [Member] General Partner [Member]	Series Seven [Member]	Series Nine [Member] Assignees [Member]	Series Nine [Member] General Partner [Member]	Series Nine [Member]	Series Ten [Member] Assignees [Member]	Series Ten [Member] General Partner [Member]	Series Ten [Member]	Series Eleven [Member] Assignees [Member]	Series Eleven [Member] General Partner [Member]	Series Eleven [Member]	Series Twelve [Member] Assignees [Member]	Series Twelve [Member] General Partner [Member]	Series Twelve [Member]	Series Fourteen [Member] Assignees [Member]	Series Fourteen [Member] General Partner [Member]	Series Fourteen [Member]
Partners' capital, (deficit) at Mar. 31, 2010	$ (19,059,586)	$ (1,587,406)	$ (20,646,992)	$ (84,506)	$ 84,506	$ 0	$ (5,873,550)	$ (397,549)	$ (6,271,099)	$ (1,792,024)	$ (214,983)	$ (2,007,007)	$ (1,645,055)	$ (233,470)	$ (1,878,525)	$ (3,522,015)	$ (289,243)	$ (3,811,258)	$ (6,142,436)	$ (536,667)	$ (6,679,103)
Net income (loss)	906,870	9,160	916,030	0	0	0	(246,090)	(2,486)	(248,576)	90,116	910	91,026	1,151,922	11,636	1,163,558	188,434	1,903	190,337	(277,512)	(2,803)	(280,315)
Distributions	(73,803)	(745)	(74,548)	0	0	0	0	0	0	(73,803)	(745)	(74,548)	0	0	0	0	0	0	0	0	0
Partners' capital, (deficit) at Mar. 31, 2011	(18,226,519)	(1,578,991)	(19,805,510)	(84,506)	84,506	0	(6,119,640)	(400,035)	(6,519,675)	(1,775,711)	(214,818)	(1,990,529)	(493,133)	(221,834)	(714,967)	(3,333,581)	(287,340)	(3,620,921)	(6,419,948)	(539,470)	(6,959,418)
Net income (loss)	391,799	3,958	395,757	0	0	0	122,809	1,241	124,050	221,430	2,237	223,667	(77,205)	(780)	(77,985)	(109,121)	(1,102)	(110,223)	233,886	2,362	236,248
Partners' capital, (deficit) at Mar. 31, 2012	$ (17,834,720)	$ (1,575,033)	$ (19,409,753)	$ (84,506)	$ 84,506	$ 0	$ (5,996,831)	$ (398,794)	$ (6,395,625)	$ (1,554,281)	$ (212,581)	$ (1,766,862)	$ (570,338)	$ (222,614)	$ (792,952)	$ (3,442,702)	$ (288,442)	$ (3,731,144)	$ (6,186,062)	$ (537,108)	$ (6,723,170)